T. ROWE PRICE QM U.S. Bond Index Fund
January 31, 2022 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 3.2%
Car Loan 1.1%
Avis Budget Rental Car Funding AESOP
Series 2017-1A, Class B
3.41%, 9/20/23 (1) 100 101
Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class A
3.45%, 3/20/23 (1) 363 364
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25 (1) 1,170 1,210
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class B
2.68%, 8/20/26 (1) 655 661
CarMax Auto Owner Trust
Series 2020-1, Class B
2.21%, 9/15/25  3,025 3,059
CarMax Auto Owner Trust
Series 2020-3, Class B
1.09%, 3/16/26  2,070 2,055
Carvana Auto Receivables Trust
Series 2021-P4, Class C
2.33%, 2/10/28  1,860 1,835
Ford Credit Auto Owner Trust
Series 2019-1, Class B
3.82%, 7/15/30 (1) 2,745 2,850
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 2,020 1,972
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class B
1.32%, 9/15/27  1,625 1,581
GM Financial Consumer Automobile Receivables Trust
Series 2020-3, Class D
1.91%, 9/16/27  1,310 1,312
GMF Floorplan Owner Revolving Trust
Series 2019-1, Class C
3.06%, 4/15/24 (1) 100 101
World Omni Select Auto Trust
Series 2019-A, Class B
2.17%, 12/15/25  15 15
17,116
Credit Card 0.1%
Synchrony Credit Card Master Note Trust
Series 2017-2, Class A
2.62%, 10/15/25  610 618
618

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Other Asset-Backed Securities 1.2%
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M SOFR + 1.32%, 1.55%, 4/15/35 (1) 2,280 2,280
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M USD LIBOR + 1.14%, 1.381%, 7/15/36 (1) 1,565 1,565
CNH Equipment Trust
Series 2019-C, Class B
2.35%, 4/15/27  2,345 2,380
DRIVEN BRANDS FUNDING
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 788 807
DRIVEN BRANDS FUNDING
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 1,701 1,640
Dryden
Series 2020-77A, Class AR, CLO, FRN
3M USD LIBOR + 1.12%, 1.28%, 5/20/34 (1) 2,155 2,158
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1) 130 132
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 1,296 1,344
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M SOFR + 1.29%, 1.45%, 10/15/32 (1) 1,255 1,255
MVW
Series 2019-2A, Class A
2.22%, 10/20/38 (1) 1,348 1,352
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 416 412
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34 (1) 37 38
Planet Fitness Master Issuer
Series 2018-1A, Class A2I
4.262%, 9/5/48 (1) 2,433 2,433
Sierra Timeshare Receivables Funding
Series 2018-2A, Class A
3.50%, 6/20/35 (1) 20 20
17,816
Student Loan 0.8%
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (1) 1,075 1,090

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (1) 1,008 1,020
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 1,153 1,166
Navient Private Education Refi Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 1,301 1,314
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 420 415
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 429 426
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 717 738
SMB Private Education Loan Trust
Series 2020-A, Class A2A
2.23%, 9/15/37 (1) 686 689
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 1,801 1,765
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 3,453 3,317
11,940
Total Asset-Backed Securities
(Cost $47,534) 47,490
CORPORATE BONDS 34.1%
FINANCIAL INSTITUTIONS 13.3%
Banking 7.8%
ABN AMRO Bank, 4.75%, 7/28/25 (1) 390 418
Ally Financial, 2.20%, 11/2/28  1,505 1,436
Banco Santander, 3.125%, 2/23/23  600 613
Banco Santander, 3.49%, 5/28/30  600 620
Banco Santander, 3.848%, 4/12/23  1,400 1,439
Banco Santander Mexico, 5.375%, 4/17/25 (1) 1,260 1,361
Bank of America, 3.50%, 4/19/26  600 633
Bank of America, 4.00%, 1/22/25  650 685
Bank of America, 4.20%, 8/26/24  290 306
Bank of America, 6.00%, 10/15/36  300 392
Bank of America, 7.75%, 5/14/38  150 225

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Bank of America, VR, 2.592%, 4/29/31 (2) 1,875 1,828
Bank of America, VR, 2.676%, 6/19/41 (2) 1,575 1,432
Bank of America, VR, 3.55%, 3/5/24 (2) 2,530 2,586
Bank of America, VR, 3.824%, 1/20/28 (2) 2,280 2,414
Bank of America, VR, 4.244%, 4/24/38 (2) 45 50
Bank of Nova Scotia, 1.625%, 5/1/23  2,800 2,810
Barclays, VR, 2.852%, 5/7/26 (2) 1,640 1,659
Barclays Bank, 1.70%, 5/12/22  820 822
BPCE, 4.00%, 9/12/23 (1) 1,550 1,604
BPCE, 4.50%, 3/15/25 (1) 1,015 1,077
BPCE, 5.70%, 10/22/23 (1) 850 904
Capital One Financial, 3.65%, 5/11/27  1,430 1,505
Capital One Financial, 3.90%, 1/29/24  810 842
Citigroup, 5.875%, 1/30/42  450 600
Citigroup, VR, 2.572%, 6/3/31 (2) 3,060 2,984
Citigroup, VR, 3.887%, 1/10/28 (2) 2,050 2,172
Citigroup, VR, 4.075%, 4/23/29 (2) 1,920 2,058
Citizens Financial Group, 4.30%, 2/11/31  575 601
Credit Suisse, 2.95%, 4/9/25  1,080 1,109
Credit Suisse Group, VR, 2.193%, 6/5/26 (1)(2) 1,765 1,749
Credit Suisse Group, VR, 2.593%, 9/11/25 (1)(2) 1,400 1,408
Credit Suisse Group, VR, 2.997%, 12/14/23 (1)(2) 745 754
Danske Bank, VR, 3.244%, 12/20/25 (1)(2) 2,290 2,346
Discover Bank, 2.70%, 2/6/30  2,000 1,966
Discover Financial Services, 3.75%, 3/4/25  1,440 1,502
Fifth Third Bancorp, 1.625%, 5/5/23  920 923
Goldman Sachs Group, 3.50%, 1/23/25  750 780
Goldman Sachs Group, 3.80%, 3/15/30  1,270 1,352
Goldman Sachs Group, 4.25%, 10/21/25  825 881
Goldman Sachs Group, 6.75%, 10/1/37  455 617
Goldman Sachs Group, VR, 2.65%, 10/21/32 (2) 2,295 2,222
Goldman Sachs Group, VR, 3.272%, 9/29/25 (2) 1,915 1,972
HSBC Bank USA, 5.875%, 11/1/34  550 687
HSBC Holdings, VR, 2.013%, 9/22/28 (2) 3,345 3,221
HSBC Holdings, VR, 2.848%, 6/4/31 (2) 1,515 1,484
HSBC Holdings, VR, 3.262%, 3/13/23 (2) 1,000 1,002
ING Groep, 3.15%, 3/29/22  330 331
ING Groep, 3.55%, 4/9/24  2,640 2,735
Intesa Sanpaolo, 3.125%, 7/14/22 (1) 1,055 1,065
Intesa Sanpaolo, 3.375%, 1/12/23 (1) 375 382
JPMorgan Chase, 2.95%, 10/1/26  980 1,009
JPMorgan Chase, 3.375%, 5/1/23  2,085 2,136
JPMorgan Chase, VR, 2.522%, 4/22/31 (2) 2,320 2,258
JPMorgan Chase, VR, 2.956%, 5/13/31 (2) 1,230 1,220
JPMorgan Chase, VR, 3.559%, 4/23/24 (2) 1,250 1,282
JPMorgan Chase, VR, 3.782%, 2/1/28 (2) 990 1,048

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
JPMorgan Chase, VR, 3.882%, 7/24/38 (2) 1,405 1,515
KeyCorp, 2.25%, 4/6/27  1,950 1,941
Lloyds Banking Group, VR, 1.326%, 6/15/23 (2) 720 720
M&T Bank, 3.55%, 7/26/23  2,140 2,203
Manufacturers & Traders Trust, 3.40%, 8/17/27  250 262
Mitsubishi UFJ Financial Group, 2.193%, 2/25/25  2,200 2,209
Morgan Stanley, 3.125%, 7/27/26  2,000 2,067
Morgan Stanley, 4.10%, 5/22/23  1,290 1,332
Morgan Stanley, 4.30%, 1/27/45  750 858
Morgan Stanley, 6.25%, 8/9/26  175 204
Morgan Stanley, VR, 2.188%, 4/28/26 (2) 1,410 1,407
Morgan Stanley, VR, 3.622%, 4/1/31 (2) 1,125 1,188
Morgan Stanley, VR, 3.971%, 7/22/38 (2) 830 904
NatWest Group, VR, 4.519%, 6/25/24 (2) 2,050 2,123
NatWest Markets, 2.375%, 5/21/23 (1) 2,505 2,537
PNC Bank, 3.50%, 6/8/23  2,025 2,084
Royal Bank of Canada, 1.60%, 4/17/23  2,345 2,354
State Street, 3.10%, 5/15/23  265 271
State Street, VR, 2.825%, 3/30/23 (2) 595 597
Sumitomo Mitsui Financial Group, 3.748%, 7/19/23  2,620 2,706
Synchrony Financial, 4.25%, 8/15/24  1,735 1,812
Toronto-Dominion Bank, 1.15%, 6/12/25  1,725 1,681
Toronto-Dominion Bank, VR, 3.625%, 9/15/31 (2) 245 257
Truist Financial, 1.95%, 6/5/30 (3) 1,470 1,403
UBS Group, VR, 1.364%, 1/30/27 (1)(2) 1,700 1,628
Wells Fargo, VR, 2.188%, 4/30/26 (2) 1,655 1,655
Wells Fargo, VR, 2.393%, 6/2/28 (2) 2,415 2,393
Wells Fargo, VR, 2.572%, 2/11/31 (2) 2,120 2,088
117,916
Brokerage Asset Managers Exchanges 0.4%
Eaton Vance, 3.625%, 6/15/23  25 26
Intercontinental Exchange, 1.85%, 9/15/32  1,735 1,583
Intercontinental Exchange, 3.45%, 9/21/23  1,155 1,191
National Securities Clearing, 1.50%, 4/23/25 (1) 3,605 3,576
6,376
Finance Companies 0.7%
AerCap Ireland Capital, 3.30%, 1/23/23  485 494
AerCap Ireland Capital, 3.50%, 5/26/22  335 337
AerCap Ireland Capital, 4.125%, 7/3/23  1,915 1,971
AerCap Ireland Capital, 4.875%, 1/16/24  825 866
AerCap Ireland Capital, 6.50%, 7/15/25  655 735
Air Lease, 2.20%, 1/15/27  1,320 1,280
Air Lease, 3.625%, 4/1/27  830 855
Avolon Holdings Funding, 3.95%, 7/1/24 (1) 495 510
GATX, 4.35%, 2/15/24  2,355 2,470

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1) 525 542
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1) 329 340
10,400
Insurance 2.7%
AIA Group, 3.20%, 3/11/25 (1) 510 526
AIA Group, 3.60%, 4/9/29 (1) 1,825 1,952
AIG Global Funding, 2.30%, 7/1/22 (1) 15 15
Allstate, 6.125%, 12/15/32  150 190
American International Group, 3.40%, 6/30/30  3,890 4,085
American International Group, 3.875%, 1/15/35  425 455
Anthem, 4.55%, 3/1/48  1,135 1,323
Anthem, 4.65%, 1/15/43  485 565
Aon, 2.20%, 11/15/22  25 25
Aon, 3.875%, 12/15/25 (3) 405 431
Chubb INA Holdings, 3.35%, 5/15/24  550 571
Equitable Holdings, 3.90%, 4/20/23  312 321
Fidelity National Financial, 4.50%, 8/15/28  1,615 1,766
First American Financial, 4.60%, 11/15/24  410 439
High Street Funding Trust I, 4.111%, 2/15/28 (1) 1,100 1,191
Humana, 2.15%, 2/3/32  1,050 973
Jackson National Life Global Funding, 1.75%, 1/12/25 (1) 3,535 3,502
Liberty Mutual Group, 4.50%, 6/15/49 (1) 1,670 1,894
Liberty Mutual Group, 4.85%, 8/1/44 (1) 1,370 1,604
Lincoln National, 3.80%, 3/1/28  1,205 1,294
Marsh & McLennan, 2.25%, 11/15/30  620 599
Marsh & McLennan, 3.30%, 3/14/23  210 214
Marsh & McLennan, 3.50%, 6/3/24  1,915 1,990
New York Life Insurance, 3.75%, 5/15/50 (1) 1,415 1,509
Principal Financial Group, 2.125%, 6/15/30  2,215 2,139
Principal Financial Group, 3.30%, 9/15/22  5 5
Principal Financial Group, 3.40%, 5/15/25  1,215 1,265
Principal Financial Group, 3.70%, 5/15/29  10 11
Protective Life Global Funding, 1.17%, 7/15/25 (1)(3) 2,345 2,288
Teachers Insurance & Annuity Association of America, 4.27%,
5/15/47 (1) 1,400 1,601
Travelers, 6.25%, 6/15/37  225 310
UnitedHealth Group, 2.00%, 5/15/30  10 10
UnitedHealth Group, 3.50%, 8/15/39  1,960 2,025
UnitedHealth Group, 3.75%, 7/15/25  400 425
UnitedHealth Group, 4.75%, 7/15/45  900 1,087
Willis North America, 3.60%, 5/15/24  435 452
Willis North America, 4.50%, 9/15/28  1,110 1,215
40,267
Real Estate Investment Trusts 1.7%
Alexandria Real Estate Equities, 3.95%, 1/15/27  10 11

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Alexandria Real Estate Equities, 4.00%, 2/1/50  1,975 2,161
American Campus Communities Operating Partnership, 3.625%,
11/15/27  1,811 1,891
American Campus Communities Operating Partnership, 4.125%,
7/1/24  540 568
Boston Properties, 3.125%, 9/1/23  900 919
Brixmor Operating Partnership, 3.90%, 3/15/27  495 522
Brixmor Operating Partnership, 4.05%, 7/1/30  760 809
Duke Realty, 4.00%, 9/15/28  2,110 2,300
ERP Operating, 3.00%, 4/15/23  35 36
Essex Portfolio, 2.65%, 3/15/32  660 641
Essex Portfolio, 4.50%, 3/15/48 (3) 1,455 1,681
Federal Realty Investment Trust, 2.75%, 6/1/23  1,000 1,014
Healthcare Realty Trust, 3.625%, 1/15/28  605 630
Healthpeak Properties, 2.125%, 12/1/28 (3) 710 691
Healthpeak Properties, 2.875%, 1/15/31  420 422
Highwoods Realty, 3.625%, 1/15/23  880 891
Kilroy Realty, 3.45%, 12/15/24  750 776
Kilroy Realty, 4.375%, 10/1/25  335 359
Life Storage, 4.00%, 6/15/29  15 16
Prologis, 2.125%, 4/15/27  335 334
Public Storage, 1.95%, 11/9/28 (3) 1,285 1,247
Realty Income, 2.20%, 6/15/28  685 673
Realty Income, 3.95%, 8/15/27  835 908
Realty Income, 4.625%, 11/1/25  1,775 1,934
Regency Centers, 3.60%, 2/1/27  350 369
Regency Centers, 4.125%, 3/15/28  520 562
Simon Property Group, 3.80%, 7/15/50  2,830 3,008
25,373
Total Financial Institutions 200,332
INDUSTRIAL 19.1%
Basic Industry 0.3%
Air Products & Chemicals, 1.50%, 10/15/25  150 148
Celulosa Arauco y Constitucion, 3.875%, 11/2/27  570 594
LYB International Finance II, 3.50%, 3/2/27  1,000 1,057
Nucor, 2.70%, 6/1/30 (3) 775 771
Nucor, 3.95%, 5/1/28  1,405 1,520
Nutrien, 4.00%, 12/15/26 (3) 525 564
Packaging Corp. of America, 3.65%, 9/15/24  395 412
5,066
Capital Goods 0.6%
Boral Finance, 3.00%, 11/1/22 (1) 125 126
CRH America Finance, 3.95%, 4/4/28 (1) 1,700 1,832
General Dynamics, 3.25%, 4/1/25  35 37
General Electric, 6.75%, 3/15/32  204 268

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
L3Harris Technologies, 3.832%, 4/27/25  295 311
Lockheed Martin, 3.60%, 3/1/35  240 256
Lockheed Martin, 4.07%, 12/15/42  184 206
Raytheon Technologies, 7.20%, 8/15/27  200 250
Republic Services, 2.50%, 8/15/24  20 20
Republic Services, 3.375%, 11/15/27  585 614
Roper Technologies, 1.40%, 9/15/27  3,630 3,437
Roper Technologies, 2.00%, 6/30/30  575 535
Roper Technologies, 2.95%, 9/15/29  685 691
Roper Technologies, 3.80%, 12/15/26  660 701
Vulcan Materials, 4.50%, 6/15/47  5 6
9,290
Communications 3.7%
America Movil SAB de CV, 2.875%, 5/7/30  1,500 1,507
America Movil SAB de CV, 3.625%, 4/22/29  1,475 1,557
America Movil SAB de CV, 6.375%, 3/1/35  300 391
American Tower, 1.45%, 9/15/26  2,500 2,395
American Tower, 2.40%, 3/15/25  1,010 1,016
AT&T, 2.25%, 2/1/32  3,500 3,262
AT&T, 3.00%, 6/30/22  2,000 2,011
AT&T, 3.50%, 6/1/41  3,985 3,856
AT&T, 4.35%, 3/1/29  1,020 1,118
CC Holdings, 3.849%, 4/15/23  425 436
Charter Communications Operating, 2.80%, 4/1/31  2,365 2,242
Charter Communications Operating, 3.70%, 4/1/51  1,795 1,586
Charter Communications Operating, 4.908%, 7/23/25  1,230 1,327
Comcast, 1.95%, 1/15/31  4,970 4,682
Comcast, 2.65%, 2/1/30  10 10
Comcast, 3.20%, 7/15/36  80 81
Comcast, 3.90%, 3/1/38  2,910 3,130
Comcast, 3.95%, 10/15/25  845 904
Crown Castle International, 2.25%, 1/15/31  1,665 1,562
Crown Castle International, 3.70%, 6/15/26  700 733
Crown Castle Towers, 3.663%, 5/15/25 (1) 195 200
Crown Castle Towers, 3.72%, 7/15/23 (1) 450 454
Fox, 4.03%, 1/25/24  600 627
Interpublic Group, 4.20%, 4/15/24  410 432
Omnicom Group, 3.60%, 4/15/26  695 732
Omnicom Group, 3.65%, 11/1/24  460 480
Rogers Communications, 3.625%, 12/15/25  335 350
SBA Tower Trust, 2.836%, 1/15/25 (1) 1,005 1,024
T-Mobile USA, 3.75%, 4/15/27  3,565 3,736
Time Warner Cable, 6.55%, 5/1/37  235 289
Time Warner Cable, 6.75%, 6/15/39  275 350
Verizon Communications, 1.68%, 10/30/30  625 571

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Verizon Communications, 2.65%, 11/20/40  6,700 5,964
Verizon Communications, 4.00%, 3/22/50  1,500 1,602
Verizon Communications, 4.272%, 1/15/36  745 832
Vodafone Group, 4.25%, 9/17/50  700 750
Vodafone Group, 4.875%, 6/19/49  20 23
Walt Disney, 3.70%, 10/15/25  285 301
Weibo, 3.50%, 7/5/24 (3) 1,275 1,300
WPP Finance 2010, 3.75%, 9/19/24  1,350 1,412
55,235
Consumer Cyclical 2.7%
Alibaba Group Holding, 4.00%, 12/6/37 (3) 4,000 4,168
Amazon.com, 2.80%, 8/22/24  585 602
Amazon.com, 3.875%, 8/22/37  930 1,037
Amazon.com, 5.20%, 12/3/25  1,053 1,173
AutoZone, 1.65%, 1/15/31  2,000 1,816
AutoZone, 3.125%, 4/18/24  2,320 2,392
AutoZone, 3.125%, 4/21/26 (3) 445 460
AutoZone, 3.75%, 6/1/27  20 21
BMW U.S. Capital, 3.80%, 4/6/23 (1) 3,805 3,914
Booking Holdings, 3.60%, 6/1/26  665 705
Booking Holdings, 3.65%, 3/15/25 (3) 810 851
Expedia Group, 5.00%, 2/15/26  1,070 1,171
General Motors, 4.00%, 4/1/25  1,090 1,148
General Motors Financial, 3.55%, 7/8/22  15 15
Home Depot, 5.875%, 12/16/36  3,000 4,049
Hyatt Hotels, 3.375%, 7/15/23  185 188
Hyundai Capital America, 1.30%, 1/8/26 (1) 1,510 1,446
Hyundai Capital America, 5.75%, 4/6/23 (1) 2,775 2,904
McDonald's, 1.45%, 9/1/25  935 921
McDonald's, 3.30%, 7/1/25  15 16
O'Reilly Automotive, 3.60%, 9/1/27  20 21
O'Reilly Automotive, 3.80%, 9/1/22  10 10
O'Reilly Automotive, 3.90%, 6/1/29  2,470 2,646
PACCAR Financial, 2.65%, 5/10/22  25 25
PACCAR Financial, 2.65%, 4/6/23  1,030 1,048
QVC, 4.375%, 3/15/23  2,020 2,040
QVC, 4.45%, 2/15/25  75 75
QVC, 4.85%, 4/1/24  840 854
Ross Stores, 1.875%, 4/15/31  300 278
Ross Stores, 4.60%, 4/15/25  3,575 3,849
TJX, 1.60%, 5/15/31 (3) 1,425 1,319
Volkswagen Group of America Finance, 2.70%, 9/26/22 (1) 305 309
41,471
Consumer Non-Cyclical 4.8%
Abbott Laboratories, 1.15%, 1/30/28  1,155 1,099

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Abbott Laboratories, 3.40%, 11/30/23  784 811
Abbott Laboratories, 4.75%, 11/30/36  1,535 1,860
AbbVie, 3.20%, 5/14/26  225 233
AbbVie, 3.60%, 5/14/25  880 924
AbbVie, 4.45%, 5/14/46  1,280 1,440
AbbVie, 4.50%, 5/14/35  1,235 1,400
AbbVie, 4.70%, 5/14/45  1,385 1,601
Agilent Technologies, 3.875%, 7/15/23  920 945
Altria Group, 2.35%, 5/6/25  250 252
Amgen, 2.77%, 9/1/53  1,239 1,090
Anheuser-Busch InBev Worldwide, 5.45%, 1/23/39  30 37
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  3,390 4,363
Banner Health, 1.897%, 1/1/31  850 807
Banner Health, 2.913%, 1/1/51 (3) 35 34
BAT Capital, 4.39%, 8/15/37  1,515 1,526
Becton Dickinson & Company, 2.823%, 5/20/30  2,135 2,139
Becton Dickinson & Company, 3.70%, 6/6/27  1,114 1,182
Bestfoods, 6.625%, 4/15/28  5 6
Biogen, 2.25%, 5/1/30  2,885 2,711
Biogen, 3.625%, 9/15/22  570 580
Boston Scientific, 3.75%, 3/1/26  2,350 2,482
Bristol-Myers Squibb, 3.55%, 8/15/22  905 915
Bristol-Myers Squibb, 4.25%, 10/26/49  1,055 1,230
Cardinal Health, 3.41%, 6/15/27  1,405 1,474
Cardinal Health, 3.75%, 9/15/25  905 953
Centra Health, 4.70%, 1/1/48  25 28
Cigna, 3.00%, 7/15/23  340 348
Cigna, 3.75%, 7/15/23  1,005 1,036
CommonSpirit Health, 2.76%, 10/1/24  865 888
CommonSpirit Health, 2.782%, 10/1/30  980 985
CommonSpirit Health, 3.91%, 10/1/50  40 42
CVS Health, 1.875%, 2/28/31  1,135 1,048
CVS Health, 2.70%, 8/21/40  425 378
CVS Health, 3.25%, 8/15/29  1,330 1,372
CVS Health, 5.125%, 7/20/45  925 1,126
Danone, 2.947%, 11/2/26 (1) 1,065 1,099
Diageo Capital, 1.375%, 9/29/25  1,080 1,060
Evernorth Health, 3.00%, 7/15/23  20 20
Gilead Sciences, 3.25%, 9/1/22  600 606
Hackensack Meridian Health, 4.211%, 7/1/48  1,680 2,068
Hasbro, 3.00%, 11/19/24  1,395 1,426
Hasbro, 3.55%, 11/19/26  1,920 2,009
HCA, 4.125%, 6/15/29  1,695 1,799
Indiana University Health Obligated Group, 3.97%, 11/1/48  1,030 1,207
JDE Peet's, 1.375%, 1/15/27 (1) 1,245 1,178
Kaiser Foundation Hospitals, 3.50%, 4/1/22  460 462

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Keurig Dr Pepper, 2.55%, 9/15/26  450 455
Mass General Brigham, Series 2020, 3.192%, 7/1/49  1,905 1,965
MedStar Health, Series 20A, 3.626%, 8/15/49  920 986
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 7/1/55  600 735
Northwell Healthcare, 3.979%, 11/1/46 (3) 1,275 1,402
PerkinElmer, 1.90%, 9/15/28  1,575 1,498
Perrigo Finance Unlimited, 3.90%, 6/15/30  1,725 1,658
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23  1,660 1,692
Stanford Health Care, Series 2018, 3.795%, 11/15/48  440 495
Takeda Pharmaceutical, 2.05%, 3/31/30  2,310 2,168
Unilever Capital, 3.00%, 3/7/22  1,255 1,258
West Virginia United Health System Obligated Group, Series 2018,
4.924%, 6/1/48  1,620 2,062
Zoetis, 2.00%, 5/15/30  3,365 3,197
71,850
Energy 3.3%
Boardwalk Pipelines, 3.40%, 2/15/31  2,130 2,129
Boardwalk Pipelines, 4.45%, 7/15/27  230 246
Boardwalk Pipelines, 4.95%, 12/15/24  380 410
BP Capital Markets America, 1.749%, 8/10/30 (3) 1,710 1,586
BP Capital Markets America, 3.194%, 4/6/25  2,900 3,007
BP Capital Markets America, 3.41%, 2/11/26  1,280 1,340
Cameron LNG, 2.902%, 7/15/31 (1) 520 523
Cameron LNG, 3.701%, 1/15/39 (1) 430 439
Canadian Natural Resources, 2.95%, 1/15/23  1,475 1,495
Canadian Natural Resources, 2.95%, 7/15/30  1,520 1,507
Chevron, 1.995%, 5/11/27  1,350 1,342
ConocoPhillips, 2.40%, 2/15/31 (1)(3) 380 370
ConocoPhillips, 3.75%, 10/1/27 (1) 360 382
ConocoPhillips, 4.95%, 3/15/26  1,900 2,105
DCP Midstream Operating, 3.875%, 3/15/23 (3) 15 15
Diamondback Energy, 2.875%, 12/1/24  2,265 2,310
Enbridge, 4.00%, 10/1/23  420 434
Enbridge, 4.25%, 12/1/26  355 382
Enbridge, 5.50%, 12/1/46  555 699
Enbridge Energy Partners, 5.50%, 9/15/40  170 206
Energy Transfer, 3.75%, 5/15/30  680 700
Energy Transfer, 5.25%, 4/15/29  1,105 1,232
Eni, Series X-R, 4.00%, 9/12/23 (1) 620 642
Enterprise Products Operating, 3.50%, 2/1/22  2,650 2,650
EOG Resources, 2.625%, 3/15/23  2,175 2,203
EOG Resources, 4.375%, 4/15/30  1,710 1,915
Exxon Mobil, 1.571%, 4/15/23  4,155 4,177
Florida Gas Transmission, 3.875%, 7/15/22 (1) 455 458
Pioneer Natural Resources, 1.125%, 1/15/26  695 665
Sabine Pass Liquefaction, 4.20%, 3/15/28  815 874

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Sabine Pass Liquefaction, 4.50%, 5/15/30  655 717
Schlumberger Holdings, 3.75%, 5/1/24 (1) 1,075 1,114
Spectra Energy Partners, 3.375%, 10/15/26  460 473
Spectra Energy Partners, 4.75%, 3/15/24  25 26
Suncor Energy, 3.10%, 5/15/25  760 785
TotalEnergies Capital International, 2.434%, 1/10/25  40 41
TotalEnergies Capital International, 2.986%, 6/29/41  2,410 2,312
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  790 902
Valero Energy, 2.85%, 4/15/25  3,800 3,876
Williams, 4.85%, 3/1/48  190 215
Woodside Finance, 3.70%, 9/15/26 (1) 330 346
Woodside Finance, 3.70%, 3/15/28 (1) 435 452
Woodside Finance, 4.50%, 3/4/29 (1) 1,435 1,563
49,265
Industrial Other 0.2%
Alfa SAB de CV, 5.25%, 3/25/24 (1) 200 210
Georgetown University, Series B, 4.315%, 4/1/49  1,475 1,757
Northwestern University, Series 2020, 2.64%, 12/1/50  1,280 1,235
President & Fellows of Harvard College, 3.619%, 10/1/37  385 430
3,632
Technology 2.8%
Apple, 1.25%, 8/20/30  2,920 2,662
Apple, 3.20%, 5/13/25  45 47
Apple, 3.20%, 5/11/27  4,005 4,210
Baidu, 3.875%, 9/29/23 (3) 1,555 1,607
Broadcom, 4.70%, 4/15/25  920 988
Fiserv, 3.20%, 7/1/26  10 10
Keysight Technologies, 4.55%, 10/30/24  1,427 1,530
Micron Technology, 4.185%, 2/15/27  855 914
Moody's, 2.00%, 8/19/31 (3) 1,660 1,556
NXP, 2.65%, 2/15/32 (1) 2,480 2,384
NXP, 3.15%, 5/1/27 (1) 395 406
PayPal Holdings, 1.65%, 6/1/25  3,405 3,381
QUALCOMM, 2.15%, 5/20/30  3,090 3,004
QUALCOMM, 3.25%, 5/20/27  1,004 1,054
RELX Capital, 3.00%, 5/22/30  1,120 1,144
RELX Capital, 3.50%, 3/16/23  535 548
ServiceNow, 1.40%, 9/1/30  3,710 3,305
Tencent Holdings, 2.985%, 1/19/23 (1) 550 557
Texas Instruments, 1.375%, 3/12/25  655 648
Texas Instruments, 1.75%, 5/4/30  1,240 1,181
Thomson Reuters, 3.35%, 5/15/26  225 235
Visa, 1.90%, 4/15/27 (3) 2,700 2,678
Visa, 2.15%, 9/15/22  1,025 1,033
VMware, 1.40%, 8/15/26  3,475 3,329

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Western Union, 2.85%, 1/10/25  5 5
Western Union, 6.20%, 11/17/36  2,684 3,177
41,593
Transportation 0.7%
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26  547 543
American Airlines PTT, Series 2016-1, Class B, 5.25%, 1/15/24  646 646
American Airlines PTT, Series 2019-1, Class AA, 3.15%, 2/15/32  32 32
Burlington Northern Santa Fe, 6.15%, 5/1/37  100 136
Canadian National Railway, 6.25%, 8/1/34  95 126
Canadian Pacific Railway, 1.75%, 12/2/26  845 829
Delta Air Lines, 3.80%, 4/19/23  550 555
ERAC USA Finance, 3.85%, 11/15/24 (1) 15 16
ERAC USA Finance, 4.50%, 2/15/45 (1) 260 295
Kansas City Southern, 2.875%, 11/15/29  1,140 1,151
Kansas City Southern, 3.00%, 5/15/23  355 361
Kansas City Southern, 3.50%, 5/1/50  1,155 1,163
Kansas City Southern, 4.70%, 5/1/48  720 851
Norfolk Southern, 5.59%, 5/17/25  48 54
Transurban Finance, 2.45%, 3/16/31 (1) 1,820 1,763
Transurban Finance, 3.375%, 3/22/27 (1) 235 245
Transurban Finance, 4.125%, 2/2/26 (1) 185 197
United Airlines PTT, Series 2014-2, Class B, 4.625%, 9/3/22  487 492
United Airlines PTT, Series 2016-2, Class A, 3.10%, 10/7/28  722 704
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30  1,060 1,068
11,227
Total Industrial 288,629
UTILITY 1.7%
Electric 1.5%
Ausgrid Finance, 3.85%, 5/1/23 (1) 1,120 1,144
Berkshire Hathaway Energy, 6.125%, 4/1/36  170 224
CenterPoint Energy Houston Electric, Series K2, 6.95%, 3/15/33  100 135
CMS Energy, 4.875%, 3/1/44  635 757
Duke Energy, 2.65%, 9/1/26  355 361
Duke Energy, 3.75%, 9/1/46  280 283
Duke Energy Florida, 6.35%, 9/15/37  170 231
Duke Energy Progress, 6.30%, 4/1/38  100 135
Exelon, 3.40%, 4/15/26  1,815 1,904
Metropolitan Edison, 4.30%, 1/15/29 (1) 2,320 2,534
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1) 1,765 1,890
Mississippi Power, 3.95%, 3/30/28  905 971
Nevada Power, Series N, 6.65%, 4/1/36  400 549
Pacific Gas & Electric, 2.10%, 8/1/27  1,985 1,870
PacifiCorp, 4.125%, 1/15/49  1,400 1,548
PacifiCorp, 6.25%, 10/15/37  90 120
PECO Energy, 5.95%, 10/1/36  150 198

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Public Service Electric & Gas, 5.70%, 12/1/36  180 231
San Diego Gas & Electric, Series FFF, 6.125%, 9/15/37  170 221
San Diego Gas & Electric, Series TTT, 4.10%, 6/15/49  1,790 1,993
Southern, 4.40%, 7/1/46  1,935 2,140
Tampa Electric, 6.15%, 5/15/37  700 921
Virginia Electric & Power, Series A, 2.875%, 7/15/29  1,100 1,125
Vistra Operations, 3.55%, 7/15/24 (1) 1,285 1,309
22,794
Natural Gas 0.2%
APT Pipelines, 4.25%, 7/15/27 (1) 385 415
NiSource, 1.70%, 2/15/31  1,280 1,163
NiSource, 3.49%, 5/15/27  710 747
NiSource, 3.95%, 3/30/48  1,000 1,064
Southern California Gas, Series KK, 5.75%, 11/15/35  140 169
3,558
Total Utility 26,352
Total Corporate Bonds
(Cost $506,902) 515,313
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.2%
Local Authorities 0.5%
Province of Alberta, 3.30%, 3/15/28  1,605 1,722
Province of Manitoba, 2.60%, 4/16/24  1,507 1,548
Province of New Brunswick, 3.625%, 2/24/28  2,545 2,782
Province of Ontario, 2.40%, 2/8/22  2,000 2,001
Province of Quebec, 2.875%, 10/16/24  35 36
Province of Quebec, 7.50%, 9/15/29  104 142
8,231
Owned No Guarantee 0.2%
Autoridad del Canal de Panama, 4.95%, 7/29/35 (1) 295 350
Corp Nacional del Cobre de Chile, 3.75%, 1/15/31 (1) 570 592
Pertamina Persero, 4.30%, 5/20/23 (1) 650 671
Perusahaan Gas Negara, 5.125%, 5/16/24 (1) 405 429
State Grid Overseas Investment, 3.75%, 5/2/23 (1) 1,155 1,188
3,230
Sovereign 0.5%
Government of Qatar, 3.75%, 4/16/30 (1) 730 801
Republic of Colombia, 4.00%, 2/26/24  260 267
Republic of Poland, 3.25%, 4/6/26  890 945
United Mexican States, 2.659%, 5/24/31  5,154 4,861

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
United Mexican States, 8.00%, 9/24/22  300 314
7,188
Total Foreign Government Obligations & Municipalities
(Cost $18,090) 18,649
MUNICIPAL SECURITIES 3.4%
California 0.6%
Bay Area Toll Auth., Build America, Series S-1, 6.918%, 4/1/40  710 1,039
Bay Area Toll Auth., Toll Bridge Revenue Bonds, Series S-10, 3.176%,
4/1/41  1,275 1,263
California, Build America, GO, 7.625%, 3/1/40  1,350 2,153
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%, 3/1/33 (4) 250 270
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40  700 1,065
Regents of the Univ. of California Medical Center Ed Revenue Bonds,
Series N, 3.256%, 5/15/60  700 726
San Diego County Water Auth., Build America, Series B, 6.138%,
5/1/49  275 402
San Jose Redev. Agency, Senior Tax Allocation, Series A, 3.375%,
8/1/34  610 643
Univ. of California Regents, Series AJ, 4.601%, 5/15/31  20 23
Univ. of California Regents, Build America, 5.77%, 5/15/43  470 624
8,208
Florida 0.1%
Florida Dev. Finance, Nova Southeastern Univ., Series B, 4.109%,
4/1/50  1,425 1,443
1,443
Georgia 0.2%
Municipal Electric Auth. of Georgia, Build America, Vogtle Units,
6.655%, 4/1/57  1,778 2,627
2,627
Illinois 0.2%
Chicago O'Hare Int'l Airport, Build America, Series B, 6.395%, 1/1/40  1,350 1,959
Chicago O'Hare Int'l Airport, Senior Lien, Series D, 2.346%, 1/1/30  625 618
Illinois Toll Highway Auth., Build America, Series A, 6.184%, 1/1/34  315 419
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, GO, 5.72%, 12/1/38  480 647
3,643
Maryland 0.1%
Maryland Economic Development, Seagirt Marine Terminal, Series B,
4.75%, 6/1/42  2,045 2,131
2,131
Michigan 0.2%
Detroit City School Dist., Qualified School Construction Bonds, GO,
6.645%, 5/1/29  1,255 1,607

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Great Lakes Water Auth. Sewage Disposal System Revenue, Senior
Lien, Series A, 3.056%, 7/1/39  450 458
Great Lakes Water Auth. Water Supply System Revenue, Senior Lien,
Series C, 3.473%, 7/1/41  1,520 1,585
3,650
Minnesota 0.2%
Western Minnesota Municipal Power Agency, Series A, 3.156%, 1/1/39  2,350 2,459
2,459
New Jersey 0.1%
New Jersey Turnpike Auth., Build America, Series F, 7.414%, 1/1/40  1,000 1,573
1,573
New York 0.3%
Dormitory Auth. of the State of New York, New York Univ., Series B,
3.879%, 7/1/46  950 1,003
Dormitory Auth. of the State of New York, New York Univ., Series B,
4.85%, 7/1/48  800 903
Metropolitan Transportation Auth., Build America, 6.548%, 11/15/31  1,320 1,627
Metropolitan Transportation Auth., Build America, 7.336%, 11/15/39  145 226
Metropolitan Transportation Auth., Build America, Series A-1, 5.871%,
11/15/39  525 663
New York City Transitional Fin. Auth. Future Tax Secured Revenue,
5.508%, 8/1/37  35 45
Port Auth. of New York & New Jersey, Series 182, 5.31%, 8/1/46  40 43
4,510
Ohio 0.2%
American Municipal Power, Build America, Series B, 6.449%, 2/15/44  2,005 2,884
2,884
Oregon 0.2%
Oregon DOT, Senior Lien, Series B, DOT, 1.76%, 11/15/32  2,400 2,243
2,243
Pennsylvania 0.1%
Philadelphia Auth. for IDA, 3.964%, 4/15/26  680 720
720
South Carolina 0.0%
South Carolina Public Service Auth., Series D, 2.388%, 12/1/23  645 656
656
Texas 0.4%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41  40 39
Dallas/Fort Worth Int'l Airport, Series A, 2.994%, 11/1/38  15 16
Dallas/Fort Worth Int'l Airport, Series C, 3.089%, 11/1/40  3,945 3,955
Grand Parkway Transportation, Series B, 3.236%, 10/1/52  15 15
Texas Private Activity Bond Surface Transportation, North Tarrant
Express, Series B, 3.922%, 12/31/49  2,400 2,542
6,567

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Utah 0.1%
Utah Transit Auth., Build America, Series B, 5.937%, 6/15/39  15 20
Utah Transit Auth., Senior Lien, Series B, 3.443%, 12/15/42  1,755 1,799
1,819
Virginia 0.1%
Virginia Commonwealth Transportation Board, Build America, Series B,
5.35%, 5/15/35  505 608
Virginia Public Building Auth., Build America, Series B-2, 5.90%, 8/1/30  585 718
1,326
Wisconsin 0.3%
Public Finance Auth., Bayhealth Medical Center, Series B, 3.405%,
7/1/51  2,520 2,466
Wisconsin General Fund Annual Appropriation, Series A, 3.954%,
5/1/36  1,700 1,856
4,322
Total Municipal Securities
(Cost $46,606) 50,781
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 6.8%
Collateralized Mortgage Obligations 2.9%
Angel Oak Mortgage Trust
Series 2020-3, Class A1, CMO, ARM
1.691%, 4/25/65 (1) 1,354 1,354
Angel Oak Mortgage Trust
Series 2020-6, Class A2, CMO, ARM
1.518%, 5/25/65 (1) 536 533
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.909%, 1/25/66 (1) 2,020 2,000
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66 (1) 1,569 1,550
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class A3, CMO, ARM
2.189%, 9/25/51 (1) 1,471 1,455
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50 (1) 1,614 1,601
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 764 763
COLT Mortgage Loan Trust
Series 2021-6, Class A1, CMO, ARM
1.907%, 12/25/66 (1) 3,380 3,355

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 1.308%, 1/25/30  1,284 1,257
Connecticut Avenue Securities
Series 2017-C06, Class 2ED1, CMO, ARM
1M USD LIBOR + 1.00%, 1.108%, 2/25/30  14 14
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.899%, 4/25/66 (1) 632 621
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59 (1) 296 295
FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
2.44%, 1/25/50 (1) 574 569
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57 (1) 87 88
Galton Funding Mortgage Trust
Series 2019-H1, Class A3, CMO, ARM
2.964%, 10/25/59 (1) 1,124 1,127
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM
2.958%, 10/25/50 (1) 1,429 1,436
GS Mortgage-Backed Securities Trust
Series 2021-PJ5, Class A8, CMO, ARM
2.50%, 10/25/51 (1) 1,824 1,814
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57 (1) 968 994
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A1, CMO, ARM
2.71%, 11/25/59 (1) 772 771
New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A3, CMO, ARM
2.769%, 1/26/60 (1) 382 381
New Residential Mortgage Loan Trust
Series 2020-NQM2, Class A1, CMO, ARM
1.65%, 5/24/60 (1) 946 942
OBX Trust
Series 2019-EXP3, Class 1A9, CMO, ARM
3.50%, 10/25/59 (1) 306 307
OBX Trust
Series 2019-EXP3, Class 2A2, CMO, ARM
1M USD LIBOR + 1.10%, 1.208%, 10/25/59 (1) 153 155
Provident Funding Mortgage Trust
Series 2019-1, Class B1, CMO, ARM
3.225%, 12/25/49 (1) 2,268 2,286

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1) 196 197
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59 (1) 94 94
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, CMO, ARM
2.61%, 9/27/49 (1) 35 35
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49 (1) 607 603
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, CMO, ARM
1.027%, 11/25/55 (1) 813 805
Structured Agency Credit Risk Debt Notes
Series 2020-DNA6, Class M1, CMO, ARM
SOFR30A + 0.90%, 0.95%, 12/25/50 (1) 136 136
Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class M1, CMO, ARM
SOFR30A + 0.80%, 0.85%, 8/25/33 (1) 1,022 1,022
Structured Agency Credit Risk Debt Notes
Series 2021-DNA6, Class M2, CMO, ARM
SOFR30A + 1.50%, 1.55%, 10/25/41 (1) 1,210 1,202
Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M1, CMO, ARM
SOFR30A + 0.85%, 0.90%, 11/25/41 (1) 2,085 2,082
Structured Agency Credit Risk Debt Notes
Series 2021-HQA1, Class M1, CMO, ARM
SOFR30A + 0.70%, 0.75%, 8/25/33 (1) 1,431 1,430
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
2.642%, 11/25/59 (1) 542 546
Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM
2.692%, 11/25/59 (1) 1,040 1,050
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
2.724%, 1/25/60 (1) 2,764 2,762
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66 (1) 977 963
Verus Securitization Trust
Series 2021-7, Class A1, CMO, ARM
1.829%, 10/25/66 (1) 3,813 3,761
Vista Point Securitization Trust
Series 2020-1, Class A1, CMO, ARM
1.763%, 3/25/65 (1) 699 701

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Wells Fargo Mortgage Backed Securities Trust
Series 2021-RR1, Class A1, CMO, ARM
2.50%, 12/25/50 (1) 1,530 1,498
44,555
Commercial Mortgage-Backed Securities 3.8%
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class A, ARM
1M USD LIBOR + 0.93%, 1.036%, 12/15/36 (1) 1,435 1,430
BANK
Series 2017-BNK8, Class B, ARM
3.925%, 11/15/50  1,795 1,884
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M USD LIBOR + 2.16%, 2.266%, 11/15/34 (1) 545 534
BBCMS Mortgage Trust
Series 2020-BID, Class A, ARM
1M USD LIBOR + 2.14%, 2.246%, 10/15/37 (1) 3,285 3,291
BFLD
Series 2019-DPLO, Class C, ARM
1M USD LIBOR + 1.54%, 1.646%, 10/15/34 (1) 1,890 1,873
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class 65A, ARM
4.411%, 5/15/52 (1) 760 768
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class C, ARM
4.352%, 5/15/52  565 592
CD Mortgage Trust
Series 2016-CD2, Class A4, ARM
3.526%, 11/10/49  910 959
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM
3.518%, 5/10/35 (1) 960 962
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class AS
4.026%, 5/10/47  890 923
Citigroup Commercial Mortgage Trust
Series 2015-GC33, Class A4
3.778%, 9/10/58  440 465
Cold Storage Trust
Series 2020-ICE5, Class B, ARM
1M USD LIBOR + 1.30%, 1.406%, 11/15/37 (1) 1,298 1,296
Commercial Mortgage Trust
Series 2014-UBS5, Class A4
3.838%, 9/10/47  2,720 2,841
Commercial Mortgage Trust
Series 2015-LC21, Class A4
3.708%, 7/10/48  1,800 1,888

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Commercial Mortgage Trust
Series 2017-PANW, Class A
3.244%, 10/10/29 (1) 1,195 1,208
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class C
3.75%, 12/10/36 (1) 2,315 2,342
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M USD LIBOR + 1.034%, 1.14%, 12/15/36 (1) 3,110 3,102
Great Wolf Trust
Series 2019-WOLF, Class C, ARM
1M USD LIBOR + 1.633%, 1.739%, 12/15/36 (1) 10 10
Great Wolf Trust
Series 2019-WOLF, Class D, ARM
1M USD LIBOR + 1.933%, 2.039%, 12/15/36 (1) 850 841
GS Mortgage Securities Trust
Series 2018-GS9, Class A4, ARM
3.992%, 3/10/51  740 805
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A5
3.934%, 9/15/47  2,720 2,847
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class A, ARM
1M USD LIBOR + 1.37%, 1.477%, 10/15/33 (1) 1,625 1,623
MHC Commercial Mortgage Trust
Series 2021-MHC, Class B, ARM
1M USD LIBOR + 1.101%, 1.207%, 4/15/38 (1) 3,975 3,960
MHC Trust
Series 2021-MHC2, Class D, ARM
1M USD LIBOR + 1.50%, 1.606%, 5/15/23 (1) 1,500 1,483
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class B, ARM
4.464%, 8/15/47  40 42
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48  700 732
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class AS
4.068%, 12/15/47  1,390 1,468
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A5
2.86%, 9/15/49  300 307
Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, 9/9/32 (1) 2,780 2,878
Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4, ARM
3.779%, 5/15/48  700 735

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Morgan Stanley Capital I Trust
Series 2018-H4, Class A4
4.31%, 12/15/51  3,045 3,378
Morgan Stanley Capital I Trust
Series 2019-MEAD, Class D, ARM
3.177%, 11/10/36 (1) 1,835 1,772
New Orleans Hotel Trust
Series 2019-HNLA, Class C, ARM
1M USD LIBOR + 1.589%, 1.695%, 4/15/32 (1) 790 778
SFO Commercial Mortgage Trust
Series 2021-555, Class B, ARM
1M USD LIBOR + 1.50%, 1.606%, 5/15/38 (1) 1,695 1,694
Wells Fargo Commercial Mortgage Trust
Series 2020-C55, Class A5
2.725%, 2/15/53  2,455 2,488
WFRBS Commercial Mortgage Trust
Series 2014-C19, Class B, ARM
4.723%, 3/15/47  25 26
WFRBS Commercial Mortgage Trust
Series 2014-C23, Class A5
3.917%, 10/15/57  1,360 1,425
WFRBS Commercial Mortgage Trust
Series 2014-LC14, Class A5
4.045%, 3/15/47  2,045 2,124
57,774
Residential Mortgage 0.1%
Mill City Mortgage Loan Trust
Series 2016-1, Class A1, ARM
2.50%, 4/25/57 (1) 1 1
Mill City Mortgage Loan Trust
Series 2018-1, Class A1, ARM
3.25%, 5/25/62 (1) 413 418
Towd Point Mortgage Trust
Series 2016-2, Class A1A, ARM
2.75%, 8/25/55 (1) 31 31
Towd Point Mortgage Trust
Series 2016-3, Class A1, ARM
2.25%, 4/25/56 (1) 10 10
Towd Point Mortgage Trust
Series 2017-1, Class A1, ARM
2.75%, 10/25/56 (1) 106 106
Towd Point Mortgage Trust
Series 2017-6, Class A1, ARM
2.75%, 10/25/57 (1) 284 287

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Towd Point Mortgage Trust
Series 2018-1, Class A1, ARM
3.00%, 1/25/58 (1) 151 153
1,006
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $104,165) 103,335
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 29.2%
U.S. Government Agency Obligations 21.6%
Federal Home Loan Mortgage
1.785%, 9/25/22  6 6
2.206%, 6/25/25  595 605
2.50%, 4/1/30 - 6/1/30  795 817
2.777%, 4/25/23  104 105
2.952%, 2/25/27  587 609
3.00%, 12/1/42 - 4/1/47  3,565 3,694
3.50%, 3/1/42 - 3/1/46  2,776 2,949
4.00%, 9/1/40 - 8/1/45  1,074 1,161
4.50%, 8/1/39 - 10/1/41  512 560
5.00%, 7/1/25 - 8/1/40  414 463
5.50%, 1/1/35 - 12/1/39  114 129
6.00%, 10/1/32 - 8/1/38  89 100
6.50%, 4/1/24 - 1/1/36  52 58
7.00%, 11/1/30 - 6/1/32  4 5
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.625%, 1.922%, 4/1/37  30 32
12M USD LIBOR + 1.726%, 1.976%, 7/1/35  12 13
12M USD LIBOR + 1.75%, 2.125%, 2/1/35  9 9
12M USD LIBOR + 1.829%, 2.204%, 2/1/37  10 10
12M USD LIBOR + 1.929%, 2.185%, 12/1/36  17 18
12M USD LIBOR + 2.03%, 2.275%, 11/1/36  12 12
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  931 136
Federal Home Loan Mortgage, UMBS
2.00%, 12/1/51  5,337 5,209
2.50%, 5/1/51 - 1/1/52  9,611 9,630
3.00%, 5/1/31 - 9/1/51  7,012 7,281
3.50%, 5/1/31 - 6/1/33  914 959
4.00%, 12/1/49 - 2/1/50  3,882 4,113
4.50%, 5/1/50  250 268
5.00%, 12/1/41  553 605
5.50%, 5/1/44  1,221 1,373
Federal National Mortgage Assn.
3.50%, 6/1/43  8 9

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
4.00%, 11/1/40  516 557
4.50%, 7/1/40  5 6
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.568%, 1.818%, 7/1/35  8 8
12M USD LIBOR + 1.605%, 1.90%, 7/1/36  13 13
12M USD LIBOR + 1.655%, 1.905%, 8/1/37  4 4
12M USD LIBOR + 1.855%, 2.105%, 1/1/37  2 2
Federal National Mortgage Assn., UMBS
2.00%, 8/1/28 - 12/1/51  5,459 5,338
2.50%, 5/1/30 - 2/1/52  29,683 29,765
3.00%, 10/1/32 - 10/1/51  46,333 47,979
3.50%, 11/1/25 - 7/1/50  25,614 27,014
4.00%, 11/1/40 - 11/1/49  17,565 18,846
4.50%, 9/1/25 - 5/1/50  11,746 12,776
5.00%, 9/1/22 - 9/1/48  3,124 3,449
5.50%, 12/1/34 - 5/1/44  3,639 4,107
6.00%, 2/1/33 - 7/1/41  1,991 2,281
6.50%, 5/1/31 - 9/1/38  265 302
7.00%, 2/1/24 - 11/1/36  14 15
7.50%, 12/1/30  1 1
UMBS, TBA (5)
2.00%, 3/1/52  69,250 67,359
2.50%, 3/1/52  35,850 35,700
3.00%, 2/1/52  12,415 12,683
4.00%, 2/1/52  7,550 7,976
4.50%, 2/1/52  8,379 8,940
326,059
U.S. Government Obligations 7.6%
Government National Mortgage Assn.
2.50%, 8/20/50 - 12/20/51  22,399 22,568
3.00%, 9/15/42 - 10/20/51  18,400 18,911
3.50%, 9/15/41 - 8/20/51  14,412 15,210
4.00%, 2/15/41 - 10/20/50  8,642 9,126
4.50%, 9/15/34 - 8/20/47  3,993 4,314
5.00%, 1/20/33 - 6/20/49  5,031 5,461
5.50%, 10/20/32 - 3/20/49  1,955 2,129
6.00%, 8/15/33 - 4/15/36  20 23
6.50%, 10/15/25 - 8/15/29  4 5
7.50%, 3/15/23 - 3/15/32  40 42
8.00%, 1/15/26  2 2
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  143 145
Government National Mortgage Assn., TBA (5)
2.00%, 2/20/52  21,750 21,502
2.50%, 2/20/52  1,580 1,590

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
3.00%, 2/20/52  11,730 12,007
3.50%, 2/20/52  910 942
113,977
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $438,807) 440,036
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 21.6%
U.S. Government Agency Obligations 0.1%
Federal National Mortgage Assn., 6.25%, 5/15/29  342 445
Federal National Mortgage Assn., 6.625%, 11/15/30  500 689
1,134
U.S. Treasury Obligations 21.5%
U.S. Treasury Bonds, 1.375%, 8/15/50  5,600 4,697
U.S. Treasury Bonds, 1.875%, 2/15/41  750 715
U.S. Treasury Bonds, 1.875%, 2/15/51  9,315 8,819
U.S. Treasury Bonds, 2.00%, 2/15/50  35,120 34,209
U.S. Treasury Bonds, 2.00%, 8/15/51  6,935 6,764
U.S. Treasury Bonds, 2.25%, 8/15/49  50 51
U.S. Treasury Bonds, 2.375%, 5/15/51  1,420 1,503
U.S. Treasury Bonds, 2.50%, 2/15/45  3,570 3,763
U.S. Treasury Bonds, 2.50%, 5/15/46  4,840 5,126
U.S. Treasury Bonds, 2.75%, 8/15/47  1,710 1,908
U.S. Treasury Bonds, 3.00%, 11/15/44  615 704
U.S. Treasury Bonds, 3.00%, 5/15/45  4,175 4,789
U.S. Treasury Bonds, 3.00%, 11/15/45 (3) 6,845 7,887
U.S. Treasury Bonds, 3.00%, 2/15/47  3,450 4,004
U.S. Treasury Bonds, 3.00%, 5/15/47  3,150 3,665
U.S. Treasury Bonds, 3.00%, 2/15/48  15,835 18,539
U.S. Treasury Bonds, 3.00%, 8/15/48  60 70
U.S. Treasury Bonds, 3.125%, 11/15/41  21,685 25,070
U.S. Treasury Bonds, 3.50%, 2/15/39  4,270 5,171
U.S. Treasury Bonds, 3.625%, 8/15/43  4,890 6,099
U.S. Treasury Bonds, 3.875%, 8/15/40  3,855 4,897
U.S. Treasury Bonds, 4.375%, 5/15/41  20 27
U.S. Treasury Bonds, 4.75%, 2/15/41  35 49
U.S. Treasury Notes, 0.125%, 1/31/23  2,340 2,324
U.S. Treasury Notes, 0.125%, 8/31/23  8,320 8,199
U.S. Treasury Notes, 0.25%, 6/15/23  4,170 4,130
U.S. Treasury Notes, 0.25%, 5/31/25  15,305 14,712
U.S. Treasury Notes, 0.25%, 8/31/25  8,100 7,749
U.S. Treasury Notes, 0.375%, 4/30/25  6,395 6,182
U.S. Treasury Notes, 0.50%, 8/31/27  50 47
U.S. Treasury Notes, 0.75%, 3/31/26  12,155 11,756

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 0.75%, 8/31/26  10,000 9,628
U.S. Treasury Notes, 0.875%, 6/30/26  35,960 34,876
U.S. Treasury Notes, 1.25%, 8/15/31  8,805 8,399
U.S. Treasury Notes, 1.50%, 11/30/24  14,600 14,657
U.S. Treasury Notes, 2.25%, 8/15/27  1,770 1,825
U.S. Treasury Notes, 2.75%, 4/30/23 (6) 20,420 20,879
U.S. Treasury Notes, 2.75%, 7/31/23  19,700 20,205
U.S. Treasury Notes, 2.75%, 8/31/23  11,015 11,304
325,398
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $325,157) 326,532
SHORT-TERM INVESTMENTS 12.0%
Money Market Funds 12.0%
T. Rowe Price Government Reserve Fund, 0.09% (7)(8) 181,433 181,433
Total Short-Term Investments
(Cost $181,433) 181,433
SECURITIES LENDING COLLATERAL 1.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 0.09% (7)(8) 2,153 2,153
Total Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 2,153

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 0.09% (7)(8) 13,724 13,724
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 13,724
Total Securities Lending Collateral
(Cost $15,877) 15,877
Total Investments in Securities 112.6%
(Cost $1,684,571) $ 1,699,446
Other Assets Less Liabilities (12.6)% (190,049)
Net Assets 100.0% $ 1,509,397
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$187,224 and represents 12.4% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) All or a portion of this security is on loan at January 31, 2022.
(4) Insured by Assured Guaranty Municipal Corporation
(5) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $168,699 and represents 11.2% of net assets.
(6) At January 31, 2022, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(7) Seven-day yield
(8) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M SOFR Three month Term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DOT Department of Transportation
FRN Floating Rate Note

T. ROWE PRICE QM U.S. Bond Index Fund

.
.
.
.
.
.
.
.
.
.
GO General Obligation
IDA Industrial Development Authority/Agency
IO Interest-only security for which the fund receives interest on notional principal
PTT Pass-Through Trust
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE QM U.S. Bond Index Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit
CDX.IG-S37, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/26 46,900 937 1,139 (202)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (202)
Total Centrally Cleared Swaps (202)
Net payments (receipts) of variation margin to date 242
Variation margin receivable (payable) on centrally cleared swaps $ 40

T. ROWE PRICE QM U.S. Bond Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 54 U.S. Treasury Notes ten year contracts 3/22 6,910 $ (114)
Long, 437 U.S. Treasury Notes five year contracts 3/22 52,092 (806)
Long, 75 U.S. Treasury Notes two year contracts 3/22 16,249 (146)
Net payments (receipts) of variation margin to date 1,086
Variation margin receivable (payable) on open futures contracts $ 20

T. ROWE PRICE QM U.S. Bond Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.09% $ — $ — $ 33 ++
T. Rowe Price Short-Term Fund — — — ++
Totals $ — # $ — $ 33 +
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
01/31/22
T. Rowe Price Government
Reserve Fund, 0.09% $ 175,532 ¤ ¤ $ 197,310
T. Rowe Price Short-Term Fund 38,300 ¤ ¤ —
Total $ 197,310 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $33 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $197,310.

T. ROWE PRICE QM U.S. Bond Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price QM U.S. Bond Index Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE QM U.S. Bond Index Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific

T. ROWE PRICE QM U.S. Bond Index Fund

considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,502,136 $ — $ 1,502,136
Short-Term Investments 181,433 — — 181,433
Securities Lending Collateral 15,877 — — 15,877
Total $ 197,310 $ 1,502,136 $ — $ 1,699,446
Liabilities
Swaps* $ — $ 202 $ — $ 202
Futures Contracts* 1,066 — — 1,066
Total $ 1,066 $ 202 $ — $ 1,268
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE QM U.S. Bond Index Fund

SUBSEQUENT EVENT
In February 2022, Russian forces entered Ukraine and commenced an armed conflict.
Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result,
Russia’s central bank closed the country’s stock market on February 28, 2022, and
Russian-related stocks and debt and the Russian ruble have since suffered significant declines in value. In addition, this armed conflict and the related sanctions may cause significant disruptions to global business activity and volatility in global financial markets. The duration of the conflict and related economic sanctions and their effects on the financial markets cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by such events. Management is actively monitoring these events.
F134-054Q1 01/22